Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Schedule of inventories
	December 31, 2020	December 31, 2019
Raw materials	$253,613	$645,002
Work in process	23,758	146,345
Finished goods	14,523	195,586
Total	291,894	986,933
Inventory write-down	(42,241)	(518,119)
Translation adjustments	(2,408)	4,402
Inventories, net	$247,245	$473,216